General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	[1]	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 8,564	$ 17,364		$ 56,583	$ 7,723
Professional and consulting fees
General and administrative expenses				10,697	2,049
Investor relations
General and administrative expenses				6,204	858
Office and sundry
General and administrative expenses				2,023	303
Salaries and wages
General and administrative expenses				3,412	916
Director fees
General and administrative expenses				404	195
Share-based compensations
General and administrative expenses				33,370	3,263
Transfer agent and filing fees
General and administrative expenses				82	6
Travel expenses
General and administrative expenses				341	$ 133
Other expenses
General and administrative expenses				$ 50

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.